NOTE 5 – INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes - Provision (benefit) for income taxes
	2020	2019
Current tax provision:
Federal
Taxable income	$—	$—

Total current tax provision	$—	$—